Basic and Diluted Earnings Per Share Computation (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Net income	$ 1,298	$ 1,912	$ 1,978
Interest on dilutive convertible notes			11
Net income for diluted earnings per share	$ 1,298	$ 1,912	$ 1,989
Weighted-average common and ordinary shares outstanding	778	787	788
Dilutive effect of convertible notes			14
Dilutive effect of equity plans	1	2	3
Diluted weighted-average shares outstanding	779	789	805
Basic earnings per share	$ 1.67	$ 2.43	$ 2.51
Diluted earnings per share	$ 1.67	$ 2.42	$ 2.47
Anti-dilutive stock options excluded from diluted earnings per share computations	8	9	10